Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Taxes on income [abstract]
Schedule of reconciliation between the "theoretical" tax expense
	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	2,986	(781)	(2,545)

Theoretical tax expense (benefit)	687	(187)	(636)
Expenses (income) not recognized for tax purposes	(201)	(95)	32
Temporary differences in the reported year for which no deferred taxes were recognized	(633)	-	-
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	147	282	604

Tax benefit	-	-	-